                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-4533

                      (Investment Company Act File Number)

               Federated Municipal High Yield Advantage Fund, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 8/31/05

               Date of Reporting Period: Six months ended 2/28/05
                                         ------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Municipal High Yield Advantage Fund, Inc.

Established 1987

18TH SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2005

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2005		2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$9.71		$9.55		$9.73	$9.91		$9.78	$10.22
Income From Investment Operations:
Net investment income	0.26		0.55		0.56	0.55	[1]	0.55	0.56
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.21		0.17		(0.18)	(0.19	) [1]	0.15	(0.44)
TOTAL FROM INVESTMENT OPERATIONS	0.47		0.72		0.38	0.36		0.70	0.12
Less Distributions:
Distributions from net investment income	(0.28)		(0.56)		(0.56)	(0.54)		(0.57)	(0.56)
Net Asset Value, End of Period	$9.90		$9.71		$9.55	$9.73		$9.91	$ 9.78
Total Return [2]	4.90%		7.77%		4.06%	3.79%		7.48%	1.37%

Ratios to Average Net Assets:
Expenses	1.07	% [3]	1.06%		1.07%	1.08%		1.09%	1.09%
Net investment income	5.37	% [3]	5.71%		5.87%	5.68	% [1]	5.69%	5.74%
Expense waiver/reimbursement [4]	0.00	% [3,5]	0.00	% [5]	--	--		0.01%	--
Supplemental Data:
Net assets, end of period (000 omitted)	$161,507		$136,812		$117,435	$111,642		$106,555	$92,883
Portfolio turnover	11%		22%		25%	35%		30%	18%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, or the net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 5.67% to 5.68%. Per share, ratios and supplemental data for the periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2005		2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$9.71		$9.54		$9.73	$9.90		$9.77	$10.22
Income From Investment Operations:
Net investment income	0.23		0.48		0.49	0.47	[1]	0.47	0.49
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.20		0.18		(0.19)	(0.17	) [1]	0.16	(0.45)
TOTAL FROM INVESTMENT OPERATIONS	0.43		0.66		0.30	0.30		0.63	0.04
Less Distributions:
TOTAL DISTRIBUTIONS FROM NET REALIZED GAIN ON INVESTMENTS	(0.24)		(0.49)		(0.49)	(0.47)		(0.50)	(0.49)
Net Asset Value, End of Period	$9.90		$9.71		$9.54	$9.73		$9.90	$ 9.77
Total Return [2]	4.50%		7.07%		3.18%	3.11%		6.67%	0.51%

Ratios to Average Net Assets:
Expenses	1.82	% [3]	1.81%		1.82%	1.83%		1.84%	1.84%
Net investment income	4.62	% [3]	4.96%		5.12%	4.94	% [1]	4.94%	4.99%
Expense waiver/reimbursement [4]	0.00	% [3,5]	0.00	% [5]	--	--		0.01%	--
Supplemental Data:
Net assets, end of period (000 omitted)	$119,709		$120,205		$124,736	$107,348		$91,074	$71,512
Portfolio turnover	11%		22%		25%	35%		30%	18%

1 Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, or the net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 4.93% to 4.94%. Per share, ratios and supplemental data for the periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2005		2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$9.71		$9.54		$9.73	$9.90		$9.77	$10.22
Income From Investment Operations:
Net investment income	0.22		0.47		0.48	0.48	[1]	0.47	0.48
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.21		0.19		(0.18)	(0.18	) [1]	0.16	(0.44)
TOTAL FROM INVESTMENT OPERATIONS	0.43		0.66		0.30	0.30		0.63	0.04
Less Distributions:
Distributions from net investment income	(0.24)		(0.49)		(0.49)	(0.47)		(0.50)	(0.49)
Net Asset Value, End of Period	$9.90		$9.71		$9.54	$9.73		$9.90	$ 9.77
Total Return [2]	4.50%		7.07%		3.17%	3.13%		6.66%	0.51%

Ratios to Average Net Assets:
Expenses	1.82	% [3]	1.81%		1.82%	1.83%		1.84%	1.84%
Net investment income	4.62	% [3]	4.96%		5.12%	4.93	% [1]	4.94%	4.99%
Expense waiver/reimbursement [4]	0.00	% [3,5]	0.00	% [5]	--	--		0.01%	--
Supplemental Data:
Net assets, end of period (000 omitted)	$35,222		$25,646		$14,083	$10,220		$10,953	$8,858
Portfolio turnover	11%		22%		25%	35%		30%	18%

1 Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, or the net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 4.92% to 4.93%. Per share, ratios and supplemental data for the periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2005		2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$9.71		$9.55		$9.73	$9.91		$9.78	$10.22
Income From Investment Operations:
Net investment income	0.26		0.55		0.57	0.55	[1]	0.55	0.56
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.21		0.17		(0.19)	(0.19	) [1]	0.15	(0.44)
TOTAL FROM INVESTMENT OPERATIONS	0.47		0.72		0.38	0.36		0.70	0.12
Less Distributions:
Distributions from net investment income	(0.28)		(0.56)		(0.56)	(0.54)		(0.57)	(0.56)
Net Asset Value, End of Period	$9.90		$9.71		$9.55	$9.73		$9.91	$ 9.78
Total Return [2]	4.90%		7.77%		4.06%	3.79%		7.48%	1.37%

Ratios to Average Net Assets:
Expenses	1.07	% [3]	1.06%		1.07%	1.08%		1.09%	1.09%
Net investment income	5.37	% [3]	5.71%		5.87%	5.68	% [1]	5.69%	5.73%
Expense waiver/reimbursement [4]	0.00	% [3,5]	0.00	% [5]	--	--		0.01%	--
Supplemental Data:
Net assets, end of period (000 omitted)	$165,815		$160,088		$167,097	$183,467		$197,154	$214,913
Portfolio turnover	11%		22%		25%	35%		30%	18%

1 Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, or the net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 5.67% to 5.68%. Per share, ratios and supplemental data for the periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2004 to February 28, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2004	Ending Account Value 2/28/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,049.00	$5.44
Class B Shares	$1,000	$1,045.00	$9.23
Class C Shares	$1,000	$1,045.00	$9.23
Class F Shares	$1,000	$1,049.00	$5.44
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.49	$5.36
Class B Shares	$1,000	$1,015.77	$9.10
Class C Shares	$1,000	$1,015.77	$9.10
Class F Shares	$1,000	$1,019.49	$5.36

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	1.07%
Class B Shares	1.82%
Class C Shares	1.82%
Class F Shares	1.07%

Portfolio of Investments Summary Tables

At February 28, 2005, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investments [2]
AAA	10.0%	Aaa	10.3%
AA	4.8%	Aa	4.0%
A	8.4%	A	5.9%
BBB	13.0%	Baa	14.9%
BB	6.2%	Ba	6.1%
B	2.6%	B	1.3%
CCC	1.0%	CCC	1.5%
Not Rated by S&P	54.0%	Not Rated by Moody's	56.0%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities that have been prerefunded, but not rated again by the NRSRO, also have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the long-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 46.1% do not have long-term ratings by either of these NRSROs.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

Portfolio of Investments

February 28, 2005 (unaudited)

Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--94.8%
		Alaska--0.2%
$1,440,000		Alaska Industrial Development and Export Authority, Power Revenue Bonds, 5.875% (Upper Lynn Canal Regional Power Supply System)/(Original Issue Yield: 6.00%), 1/1/2032	NR	$1,230,336
		Arizona--0.1%
500,000		Arizona Health Facilities Authority, Hospital System Revenue Bonds, 6.375% (John C. Lincoln Health Network), 12/1/2037	BBB/NR	540,920
		Arkansas--0.5%
2,000,000		Arkansas Development Finance Authority, Hospital Revenue Bonds (Series 2000), 7.375% (Washington Regional Medical Center)/(Original Issue Yield: 7.50%), 2/1/2029	BBB/Baa3	2,194,300
		California--6.0%
3,000,000	[1,2]	California State, Economic Recovery Revenue Bonds Trust Program (Series 929), 8.38% (California State Fiscal Recovery Fund), 7/1/2013	NR/Aa3	3,691,590
4,595,000		California State, UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 6/1/2012	AAA/Aaa	4,988,010
1,405,000		California State, UT GO Bonds, 5.00% (U.S. Treasury PRF 6/1/2011 @ 100), 6/1/2012	AAA/Aaa	1,547,425
4,250,000		California State, UT GO Bonds, 5.75% (Original Issue Yield: 5.75%), 5/1/2030	A/A3	4,714,100
1,315,000	[1,2]	California Statewide Communities Development Authority, MFH Revenue Bonds (Series 1999X), 6.65% (Magnolia City Lights Project), 7/1/2029	NR	1,315,184
1,000,000	[1,2]	California Statewide Communities Development Authority, Revenue Bonds, 6.625% (Tehiyah Day School), 11/1/2031	NR	1,039,380
4,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2003A-3), 7.875%, 6/1/2042	BBB/Baa3	4,593,200
2,825,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.75% (Original Issue Yield: 7.00%), 6/1/2039	BBB/Baa3	2,960,120
750,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue Bonds (Series 2003A-2), 7.90%, 6/1/2042	BBB/Baa3	862,447
1,000,000		Los Angeles, CA, Regional Airport Improvement Corp., Facilities Sublease Refunding Revenue Bonds (Series 2002B), 7.50% (American Airlines, Inc.)/(Original Issue Yield: 7.929%), 12/1/2024	B-/Caa2	1,018,150
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		California--continued
$1,000,000		Los Angeles, CA, Regional Airport Improvement Corp., Lease Revenue Bonds, (Series C), 7.50% (American Airlines, Inc.)/(Original Issue Yield: 7.929%), 12/1/2024	B-/Caa2	$1,018,150
350,000		San Bernardino County, CA, Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	NR	326,515
1,000,000		Western Hills Water District, CA, Special Tax Revenue Bonds, 6.875% (Diablo Grande Community Facilities No. 1)/(Original Issue Yield: 6.954%), 9/1/2031	NR	1,054,100
		TOTAL		29,128,371
		Colorado--3.4%
1,500,000		Aspen Grove, CO, Business Improvement District, LT GO Bonds (Series 2001), 7.625%, 12/1/2025	NR	1,568,370
1,500,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2001), 7.625% (Peak to Peak Charter School Project)/(U.S. Treasury PRF 8/15/2011 @ 100)/ (Original Issue Yield: 8.00%), 8/15/2031	AAA/Ba2	1,863,975
1,000,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.25% (Platte River Academy)/ (U.S. Treasury PRF 3/1/2012 @ 100) /(Original Issue Yield: 7.40%), 3/1/2022	AAA/Ba2	1,149,070
500,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.25% (Platte River Academy)/ (U.S. Treasury PRF 3/1/2012 @ 100)/(Original Issue Yield: 7.50%), 3/1/2032	AAA/Ba2	596,060
1,000,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.375% (Frontier Academy)/(Original Issue Yield: 7.50%), 6/1/2031	NR/Ba1	1,035,960
760,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.50% (Excel Academy)/(Original Issue Yield: 7.75%), 12/1/2033	NR	806,649
800,000		Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 7.125% (Denver Academy)/(Original Issue Yield: 7.375%), 11/1/2028	BB+/NR	805,384
670,000		Colorado HFA, SFM Revenue Bonds (Series 1997C-2), 6.875%, 11/1/2028	NR/Aa2	674,663
1,000,000		Conservatory Metropolitan District, CO, LT GO Bonds, 6.75%, 12/1/2034	NR	999,220
1,000,000		Conservatory Metropolitan District, CO, LT GO Bonds, 7.55%, 12/1/2032	NR	1,059,940
600,000		Deer Creek Metropolitan District, CO, UT GO Bonds, 7.625% (U.S. Treasury PRF 12/1/2010 @ 101), 12/1/2019	AAA/NR	735,468
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Colorado--continued
$500,000		Denver, CO, Health & Hospital Authority, Healthcare Revenue Bonds (Series 2001A), 6.00% (Original Issue Yield: 6.05%), 12/1/2031	BBB/Baa3	$523,255
1,000,000		Maher Ranch, CO, Metropolitan District No. 4, LT GO Bonds, 7.875%, 12/1/2033	NR	1,047,870
1,500,000		Southlands, CO, Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.125% (Original Issue Yield: 7.18%), 12/1/2034	NR	1,540,050
2,000,000		Sterling Hills West Metropolitan District, LT GO Bonds (Series 2110B), 8.00%, 12/1/2021	NR	2,059,780
		TOTAL		16,465,714
		Connecticut--0.2%
1,000,000		Connecticut Development Authority, Airport Facility Revenue Bonds, 7.95% (Bombardier, Inc.), 4/1/2026	NR/Ba2	1,164,020
		District of Columbia--3.0%
14,000,000		District of Columbia, Revenue Bonds, 5.625% (American University)/(AMBAC INS)/(Original Issue Yield: 5.90%), 10/1/2026	AAA/Aaa	14,682,220
		Florida--7.5%
2,000,000		Capital Projects Finance Authority, FL, Continuing Care Retirement Community Revenue Bonds, 8.00% (Glenridge on Palmer Ranch)/(Original Issue Yield: 8.125%), 6/1/2032	NR	2,145,540
6,000,000	[1,2]	Capital Trust Agency, FL, Revenue Bonds (Series 2001), 10.00% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	NR	6,776,100
1,000,000	[1,2]	Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	NR	1,124,270
1,200,000		Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2004B), 5.125% (Original Issue Yield: 5.20%), 11/1/2009	NR	1,213,020
5,375,000	[1,2]	Florida State Department of Environmental Protection, RITES (PA-967), 8.8737% (FSA INS), 7/1/2013	NR	6,244,460
1,500,000		Harbor Bay, FL, Community Development District, Special Assessment Capital Improvement Revenue Bonds (Series 2001B), 6.35%, 5/1/2010	NR	1,525,905
1,000,000		Highlands County, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.00% (Adventist Health System)/(Original Issue Yield: 6.026%), 11/15/2031	A/A2	1,083,510
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Florida--continued
$1,000,000		Lakes by the Bay South Community Development District, FL, Special Assessment Revenue Bonds (Series 2004A), 6.25% (Original Issue Yield: 6.277%), 5/1/2034	NR	$1,017,810
360,000		Lee County, FL, HFA, SFM Step Coupon Revenue Bonds, 6.85% (GNMA COL), 3/1/2029	NR/Aaa	360,580
2,000,000		Lee County, FL, IDA, Health Care Facilities Revenue Bond (Series A), 6.75% (Cypress Cove at Healthpark)/(Original Issue Yield: 6.98%), 10/1/2032	NR	2,051,000
1,080,000		Live Oak, FL, Community Development District No. 002, Special Assessment Revenue Bonds (Series 2004B), 5.00% (Original Issue Yield: 5.028%), 11/1/2009	NR	1,084,612
955,000		Mediterra North Community Development District, FL, Capital Improvement Revenue Bonds (Series A), 6.80%, 5/1/2031	NR	1,014,411
1,000,000		Miami Beach, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.70% (Mt. Sinai Medical Center, FL)/(Original Issue Yield: 6.80%), 11/15/2019	BB/Ba2	1,063,010
700,000	[1,2]	Miami Beach, FL, Health Facilities Authority, Refunding Revenue Bonds, 6.75% (Mt. Sinai Medical Center, FL)/(Original Issue Yield: 7.05%), 11/15/2029	BB/Ba2	746,263
500,000		Miami, FL, Health Facilities Authority, Health System Revenue Bonds (Series 2003C), 5.125% (Catholic Health East)/(Original Issue Yield: 5.30%), 11/15/2024	A/A2	511,995
1,000,000		Midtown Miami, FL, Community Development District, Special Assessment Bonds (Series 2004A), 6.25% (Original Issue Yield: 6.30%), 5/1/2037	NR	1,035,960
990,000		Orlando, FL, Urban Community Development District, Capital Improvement Revenue Bonds (Series 2001A), 6.95% (Original Issue Yield: 7.00%), 5/1/2033	NR	1,055,498
600,000		Orlando, FL, Urban Community Development District, Capital Improvement Revenue Bonds, 6.25%, 5/1/2034	NR	617,916
1,000,000		Reunion East Community Development District, FL, Special Assessment Bonds (Series 2002A), 7.375%, 5/1/2033	NR	1,100,670
1,200,000		South Lake County, FL, Hospital District, Revenue Bonds, 6.625% (South Lake Hospital, Inc.), 10/1/2023	NR/Baa3	1,279,284
2,000,000		St. Johns County, FL, IDA, Health Care Revenue Bonds (Series 1999), 8.00% (Glenmoor at St. Johns Project)/(Original Issue Yield: 8.10%), 1/1/2030	NR	2,123,720
790,000		Verandah West, FL, Community Development District, Capital Improvement Revenue Bonds (Series 2003A), 6.625% (Original Issue Yield: 6.75%), 5/1/2033	NR	826,348
		TOTAL		36,001,882
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Georgia--2.9%
$5,000,000		Atlanta, GA, Airport Passenger Facilities Charge Revenue, Passenger Facilities Charge Revenue Bonds, 5.00% (FSA INS), 1/1/2034	AAA/Aaa	$5,182,650
2,000,000		Atlanta, GA, Tax Allocation Bonds (Series 2001), 7.75% (Atlantic Station Project)/(Original Issue Yield: 7.90%), 12/1/2014	NR	2,189,520
1,000,000		Augusta, GA, Airport, General Passenger Facilities Charge Revenue Bonds, (Series A), 5.15%, 1/1/2035	NR/Baa3	1,001,770
750,000		Augusta, GA, Airport, General Passenger Facilities Charge Revenue Bonds, (Series B), 5.35%, 1/1/2028	NR/Baa3	751,650
1,985,000		Augusta, GA, HFA, MFH Refunding Revenue Bonds, 6.55% (Forest Brook Apartments), 12/1/2030	NR	1,976,167
1,640,000		Forsyth County, GA, Hospital Authority, Revenue Anticipation Certificates (Series 1998), 6.375% (Georgia Baptist Health Care System)/(Escrowed In U.S. Treasuries COL)/(Original Issue Yield: 6.45%), 10/1/2028	AAA/NR	2,114,977
750,000		Fulton County, GA, Residential Care Facilities, Revenue Bonds (Series 2004A), 6.00% (Canterbury Court), 2/15/2022	NR	756,307
		TOTAL		13,973,041
		Hawaii--0.5%
1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 7.00% (Kahala Nui)/(Original Issue Yield: 7.00%), 11/15/2012	NR	1,040,940
1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 8.00% (Kahala Nui)/(Original Issue Yield: 8.175%), 11/15/2033	NR	1,067,180
470,000		Hawaii State Department of Transportation, Special Facility Refunding Revenue Bonds (Series 2000), 7.00% (Continental Airlines, Inc.)/(Original Issue Yield: 7.20%), 6/1/2020	B/Caa2	420,194
		TOTAL		2,528,314
		Idaho--0.5%
2,000,000		Idaho Health Facilities Authority, Refunding Revenue Bonds (Series 1999A), 7.875% (Valley Vista Care Corp. Obligated Group)/(Original Issue Yield: 8.10%), 11/15/2029	NR	1,968,640
260,000		Idaho Housing Agency, SFM Revenue Bonds (Series F-2), 7.80% (FHA GTD), 1/1/2023	AA/NR	260,562
		TOTAL		2,229,202
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Illinois--1.1%
$85,000		Chicago, IL SFM Revenue Bonds (Series A), 7.25% (GNMA COL), 9/1/2028	NR/Aaa	$86,660
4,680,000	[1,2]	Illinois Finance Authority, RITES (Series PA-1286), 10.01478% (SwedishAmerican Hospital)/(AMBAC INS), 11/15/2023	AAA/NR	5,248,199
		TOTAL		5,334,859
		Indiana--1.9%
1,000,000		Goshen, IN, Revenue Bonds (Series 1998), 5.75% (Greencroft Obligated Group)/(Original Issue Yield: 5.87%), 8/15/2028	NR	974,850
3,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2001A), 6.375% (Community Foundation of Northwest Indiana)/(Original Issue Yield: 6.68%), 8/1/2031	BBB-/NR	3,139,320
2,000,000		Indiana Health Facility Financing Authority, Revenue Refunding Bonds (Series 1998), 5.625% (Greenwood Village South Project)/(Original Issue Yield: 5.802%), 5/15/2028	NR	1,898,340
2,000,000		Indianapolis, IN Airport Authority, Special Facilities Revenue Refunding Bonds (Series 2004A), 5.10% (FedEx Corp.), 1/15/2017	BBB/Baa2	2,115,060
1,000,000		South Bend, IN, Economic Development Revenue Bonds (Series 1999A), 6.25% (Southfield Village)/(Original Issue Yield: 6.375%), 11/15/2029	NR	980,530
		TOTAL		9,108,100
		Iowa--0.4%
1,785,000		Wapello County, IA, Revenue Bonds, 6.25% (Ottumwa Regional Health Center)/(Original Issue Yield: 6.40%), 10/1/2022	BBB/NR	1,906,416
		Kansas--0.7%
50,000		Manhattan, KS IDRB, Industrial Revenue Bonds (Series 1999), 6.25% (Farrar Corporation Project), 8/1/2006	NR	49,700
1,625,000		Manhattan, KS IDRB, Industrial Revenue Bonds (Series 1999), 7.00% (Farrar Corporation Project), 8/1/2014	NR	1,601,925
1,000,000		Olathe, KS, Senior Living Facility Revenue Bonds (Series 2000A), 8.00% (Aberdeen Village, Inc.)/(Original Issue Yield: 8.25%), 5/15/2030	NR	1,088,880
685,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-1), 6.95% (GNMA COL), 6/1/2029	NR/Aaa	692,377
		TOTAL		3,432,882
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Kentucky--1.3%
$2,500,000		Kenton County, KY Airport Board, Special Facilities Revenue Bonds (Series A), 7.50% (Delta Air Lines, Inc.)/(Original Issue Yield: 7.60%), 2/1/2020	CC/Ca	$2,267,100
2,000,000		Kentucky Economic Development Finance Authority, Hospital System Refunding Revenue Bonds, 5.875% (Appalachian Regional Health Center)/(Original Issue Yield: 5.92%), 10/1/2022	BB-/NR	1,899,660
2,000,000		Kentucky Economic Development Finance Authority, Revenue Bonds (Series 2000A), 6.625% (Norton Healthcare, Inc.)/ (Original Issue Yield: 6.97%), 10/1/2028	NR	2,161,740
		TOTAL		6,328,500
		Louisiana--3.8%
1,000,000		De Soto Parish, LA Environmental Improvement Authority, Revenue Bonds, (Series A), 5.00% (International Paper Co.), 11/1/2018	BBB/Baa2	1,011,480
2,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, Housing Bond Anticipation Notes, 6.25% (Kingston Point), 7/1/2005	NR	1,999,860
1,980,000	[1,2]	Louisiana Public Facilities Authority Hospital Revenue, Revenue Bonds, 8.625% (Lake Charles Memorial Hospital)/(Original Issue Yield: 8.75%), 12/1/2030	NR	1,907,671
5,645,000		St. Charles Parish, LA, PCR Bonds, 7.50% (Entergy Louisiana, Inc.)/(Original Issue Yield: 7.542%), 6/1/2021	A-/Baa1	5,788,947
3,650,000		St. Charles Parish, LA, Solid Waste Disposal Revenue Bonds (Series A), 7.00% (Entergy Louisiana, Inc.)/(Original Issue Yield: 7.04%), 12/1/2022	A-/Baa1	3,666,388
2,000,000		St. James Parish, LA, Solid Waste Disposal Revenue Bonds, 7.70% (IMC Phosphates Co.)/(Original Issue Yield: 7.75%), 10/1/2022	NR	2,003,620
2,000,000		West Feliciana Parish, LA, PCR Refunding Bonds (Series 1999B), 6.60% (Entergy Gulf States, Inc.), 9/1/2028	BB+/Ba1	2,035,340
		TOTAL		18,413,306
		Maine--0.5%
1,000,000		Maine Health & Higher Educational Facilities Authority, Health Facilities Revenue Bond (Series A), 7.50% (Piper Shores)/(U.S. Treasury PRF 1/1/2009 @ 100), 1/1/2019	NR	1,150,510
1,000,000		Maine Health & Higher Educational Facilities Authority, Health Facilities Revenue Bonds (Series A), 7.55% (Piper Shores)/(U.S. Treasury PRF 1/1/2009 @ 100), 1/1/2029	NR	1,152,300
		TOTAL		2,302,810
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Maryland--0.4%
$2,000,000		Maryland State Economic Development Corp., Senior Lien Revenue Bonds (Series 1999B), 7.75% (Chesapeake Bay Conference Center Project), 12/1/2031	NR	$2,097,000
		Massachusetts--2.9%
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.75% (Caritas Christi Obligated Group)/(Original Issue Yield: 5.80%), 7/1/2028	BBB/Baa3	2,027,020
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 2002B), 9.20% (Civic Investments), 12/15/2031	NR	2,307,540
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2003E), 6.75% (Jordan Hospital)/(Original Issue Yield: 7.00%), 10/1/2033	BBB-/NR	1,065,240
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 2004A), 6.375% (Northern Berkshire Health System)/(Original Issue Yield: 6.60%), 7/1/2034	BB/NR	2,016,300
1,305,000	[1,2]	Massachusetts Water Resources Authority, RITES (PA-999-R-A), 9.36239%, 8/1/2014	NR	1,636,339
500,000	[1,2]	Massachusetts Water Resources Authority, RITES (PA-999-R-B), 9.36239%, 8/1/2015	NR	626,160
1,715,000	[1,2]	Massachusetts Water Resources Authority, RITES (Series 999-R-C), 9.36239%, 8/1/2019	NR	2,132,963
1,805,000	[1,2]	Massachusetts Water Resources Authority, RITES (Series 999-R-D), 9.36239%, 8/1/2020	NR	2,221,720
		TOTAL		14,033,282
		Michigan--0.4%
1,000,000		Delta County, MI, Economic Development Corp., Environmental Improvement Refunding Revenue Bonds (Series 2002B), 6.45% (MeadWestvaco Corp.), 4/15/2023	BBB/Baa2	1,121,900
550,000		Gaylord, MI,Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 6.50% (Otsego Memorial Hospital Obligated Group)/(Original Issue Yield: 6.70%), 1/1/2037	NR	540,430
		TOTAL		1,662,330
		Minnesota--4.4%
4,000,000		Becker, MN, PCR Bonds (Series 2000-A), 8.50% (Northern States Power Co., MN), 4/1/2030	A-/A2	4,657,960
5,000		Dakota County, MN, Housing & Redevelopment Authority, SFM Revenue Bonds, 7.20% (GNMA GTD), 12/1/2009	AAA/NR	5,010
3,000,000		Duluth, MN, EDA, Health Care Facilities Revenue Bonds (Series 2004), 5.25% (Benedictine Health System-St. Mary's Duluth Clinic Health System Obligated Group), 2/15/2028	A-/NR	3,089,190
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Minnesota--continued
$2,000,000		Minneapolis, MN, Health Care System, Revenue Bonds (Series 2002A), 5.75% (Allina Health System, MN), 11/15/2014	A-/A3	$2,199,560
1,000,000		Minneapolis/St. Paul, MN, Airport Commission, Special Facilities Revenue Refunding Bonds (Series 2005A), 7.375% (Northwest Airlines, Inc.)/(Original Issue Yield: 7.75%), 4/1/2025	NR	956,140
500,000		Ramsey, MN, Lease Revenue Bonds (Series 2004A), 6.75% (Pact Charter School), 12/1/2033	NR	507,610
5,280,000		St. Paul, MN, Housing & Redevelopment Authority, Hospital Revenue Refunding Bonds (Series A), 6.625% (Healtheast, MN)/(Original Issue Yield: 6.687%), 11/1/2017	BB+/Ba1	5,317,171
1,000,000		St. Paul, MN, Housing & Redevelopment Authority, Refunding Revenue Bonds (Series 2003A), 7.00% (Achieve Language Academy), 12/1/2032	NR	1,029,160
2,000,000		St. Paul, MN, Housing & Redevelopment Authority, Revenue Bonds (Series 2002B), 7.00% (Upper Landing Project)/(Original Issue Yield: 7.05%), 3/1/2029	NR	1,991,920
1,500,000		St. Paul, MN, Port Authority, Hotel Facility Revenue Bonds (Series 2), 7.375% (Radisson Kellogg Project)/(Original Issue Yield: 7.50%), 8/1/2029	NR	1,569,930
		TOTAL		21,323,651
		Mississippi--0.5%
2,500,000		Mississippi Business Finance Corp., PCR Bonds, 5.875% (System Energy Resources, Inc.)/(Original Issue Yield: 5.934%), 4/1/2022	BBB/Ba1	2,521,800
		Missouri--0.8%
2,445,000	[1]	Kansas City, MO, IDA, MFH Revenue Bonds, 6.90% (Woodbridge Apartments Project), 8/1/2030	NR	2,264,217
1,000,000		St. Joseph, MO, IDA, Healthcare Revenue Bonds, 7.00% (Living Community St. Joseph Project), 8/15/2032	NR	1,048,860
500,000		West Plains, MO, IDA, Hospital Revenue Bonds, 6.75% (Ozarks Medical Center)/(Original Issue Yield: 6.78%), 11/15/2024	BB+/NR	516,610
		TOTAL		3,829,687
		Multi State--2.1%
9,000,000	[1,2]	Merrill Lynch Puttable FLOATs/RITES Trust, Tax Exempt Receipts (Series PPT-33), 11.991%, 1/1/2032	NR	10,177,380
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Nevada--1.4%
$1,000,000		Clark County, NV, Improvement District, Limited Obligation Improvement Bonds (Series 2003), 6.375% (Special Improvement District No. 142 (Mountain's Edge)/(Original Issue Yield: 6.40%), 8/1/2023	NR	$1,031,630
980,000		Clark County, NV, Improvement District, Local Improvement Bonds (Series 2001), 6.875% (Special Improvement District No. 132 (Summerlin South Area))/(Original Issue Yield: 6.92%), 2/1/2021	NR	1,012,605
1,800,000		Director of the State of Nevada Department of Business and Industry, 2nd Tier Revenue Bonds (Series 2000), 7.375% (Las Vegas Monorail Project)/(Original Issue Yield: 7.75%), 1/1/2040	NR	1,836,648
1,300,000	[1,2]	Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series 2004A), 7.00% (Las Ventanas Retirement Community)/(Original Issue Yield: 7.125%), 11/15/2034	NR	1,341,002
1,000,000	[1,2]	Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series 2004B), 6.75% (Las Ventanas Retirement Community)/(Original Issue Yield: 6.875%), 11/15/2023	NR	1,029,930
500,000		Las Vegas, NV, Special Improvement District No. 607, Local Improvement Special Assessment Bonds (Series 2004), 6.00%, 6/1/2019	NR	515,450
		TOTAL		6,767,265
		New Jersey--4.9%
4,465,000	[1,2]	New Jersey EDA, RITES (PA-1203), 8.86603% (FGIC INS), 6/15/2011	NR	5,567,096
2,000,000		New Jersey EDA, Retirement Community Revenue Bonds (Series 2001A), 7.25% (Cedar Crest Village, Inc.)/(Original Issue Yield: 7.625%), 11/15/2031	NR	2,103,200
1,250,000		New Jersey EDA, Retirement Community Revenue Bonds (Series A), 8.25% (Seabrook Village)/(Original Issue Yield: 8.50%), 11/15/2030	NR	1,350,650
1,550,000		New Jersey EDA, Revenue Bonds (Series 1997A), 5.875% (Host Marriott Corp.), 12/1/2027	NR	1,499,826
3,000,000		New Jersey EDA, Revenue Bonds (Series 2004), 5.50% (NJ Dedicated Cigarette Excise Tax), 6/15/2016	BBB/Baa2	3,288,840
1,000,000		New Jersey EDA, Revenue Bonds (Series 2004), 5.75% (NJ Dedicated Cigarette Excise Tax)/(Original Issue Yield: 5.93%), 6/15/2034	BBB/Baa2	1,060,870
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		New Jersey--continued
$1,000,000		New Jersey EDA, Special Facilities Revenue Bonds (Series 2000), 7.20% (Continental Airlines, Inc.)/(Original Issue Yield: 7.25%), 11/15/2030	B/Caa2	$889,430
400,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.50% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.72%), 7/1/2023	B+/NR	397,036
2,000,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.625% (Palisades Medical Center)/(Original Issue Yield: 6.67%), 7/1/2031	BBB-/Baa3	2,167,800
5,000,000		Tobacco Settlement Financing Corp., NJ, Revenue Bonds, 6.75% (Original Issue Yield: 7.05%), 6/1/2039	BBB/Baa3	5,239,150
		TOTAL		23,563,898
		New Mexico--1.8%
850,000		Bernalillo County, NM Multifamily, Refunding Housing Revenue Bonds (Series 2001C), 7.50% (Valencia Retirement)/(SunAmerica, Inc. GTD), 12/1/2021	NR	886,150
2,535,000		Dona Ana County, NM, MFH Revenue Bonds (Series 2001A), 7.00% (Montana Meadows Apartments), 12/1/2030	NR	2,462,600
2,000,000		Farmington, NM, PCR Refunding Bonds (Series 1997), 6.375% (Public Service Co., NM), 4/1/2022	BBB/Baa2	2,162,420
2,000,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 6.375% TOBs (El Paso Electric Co.), Mandatory Tender 8/1/2005	BBB-/Baa3	2,026,580
1,000,000	[1,2]	Sandoval County, NM, Revenue Bonds, 7.75% (Santa Ana Pueblo Project), 7/1/2015	NR	1,028,620
		TOTAL		8,566,370
		New York--8.0%
2,500,000		Brookhaven, NY, IDA, Senior Residential Housing Revenue Bonds, 6.25% (Woodcrest Estates), 12/1/2023	NR	2,495,600
115,000		Dutchess County, NY, IDA, Civic Facility Revenue Bonds (Series 2004B), 7.50% (St. Francis Hospital and Health Centers), 3/1/2029	NR	117,372
990,000		Dutchess County, NY, IDA, Refunding Revenue Bonds (Series 2004A), 7.50% (St. Francis Hospital and Health Centers), 3/1/2029	NR	1,010,424
5,000,000	[1,2]	Metropolitan Transportation Authority, NY, RITES (PA-1042R), 9.35836% (MBIA Insurance Corp. INS), 1/1/2010	NR	6,212,300
570,000		Nassau County, NY, IDA, Civic Facility Refunding Revenue Bonds (Series 2001B), 5.875% (North Shore-Long Island Jewish Obligated Group)/(Original Issue Yield: 5.92%), 11/1/2011	NR/A3	624,412
1,500,000		New York City, NY, IDA, Special Facility Revenue Bonds (Series 2002), 7.625% (British Airways)/(Original Issue Yield: 7.976%), 12/1/2032	BB+/Ba2	1,577,700
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		New York--continued
$2,000,000		New York City, NY, GO Bonds (Series 2002B), 5.375% (Original Issue Yield: 5.48%), 12/1/2020	A/A2	$2,149,680
2,800,000	[1,2]	New York City, NY, RITES (PA-1075), 11.65747%, 6/1/2018	A/NR	3,624,124
5,000,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series A), 5.50%, 8/1/2022	A/A2	5,437,800
4,000,000		New York City, NY, UT GO Bonds (Fiscal 2005 Series J), 5.00%, 3/1/2025	A/A2	4,184,360
1,000,000		New York City, NY, UT GO Bonds (Series 2004I), 5.00%, 8/1/2022	A/A2	1,048,600
1,500,000		New York State Dormitory Authority, Revenue Bonds (Series 2000C), 6.00% (Mt. Sinai NYU Health Obligated Group), 7/1/2026	BB/Ba1	1,501,755
750,000		Schenectady, NY, TANs, (Series 2004), 5.90%, 12/30/2005	NR	749,790
5,250,000	[1,2]	Tobacco Settlement Financing Corp., NY, RITES (PA-1230), 9.04537% (New York State), 6/1/2016	AA-/NR	6,386,310
1,500,000		Triborough Bridge & Tunnel Authority, NY, General Purpose Revenue Refunding Bonds (Series 2002B), 5.00%, 11/15/2022	AA-/Aa3	1,578,780
		TOTAL		38,699,007
		North Carolina--0.8%
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.375% (Arbor Acres Community)/(Original Issue Yield: 6.55%), 3/1/2032	NR	522,205
1,940,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 7.625% (Depaul Community Facilities)/(Original Issue Yield: 7.625%), 11/1/2029	NR	2,005,785
1,200,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	NR/Baa1	1,212,036
		TOTAL		3,740,026
		Ohio--2.5%
1,500,000		Cleveland-Cuyahoga County, OH, Port Authority, Special Assessment Tax-Increment Revenue Bonds, 7.35% (University Heights, OH Public Parking Garage), 12/1/2031	NR	1,608,555
500,000		Franklin County, OH, Health Care Facilities, Revenue Bonds (Series 2001A), 7.125% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 7.35%), 7/1/2029	BBB/NR	548,920
2,500,000	[1,2]	Lorain County, OH, RITES (PA-894R-A), 9.60836% (Catholic Healthcare Partners), 10/1/2012	NR	3,021,850
2,500,000	[1,2]	Lorain County, OH, RITES (PA-894R-B), 9.60836% (Catholic Healthcare Partners), 10/1/2013	NR	2,989,800
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Ohio--continued
$1,500,000		Ohio State Air Quality Development Authority, PCR Refunding Revenue Bonds (Series 1997A), 6.10% (Cleveland Electric Illuminating Co.), 8/1/2020	BBB-/Baa2	$1,573,170
1,500,000		Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A), 7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034	NR	1,500,915
450,000	[1,2]	Port of Greater Cincinnati, OH, Development Authority, Special Assessment Revenue Bonds, 6.40% (Cincinnati Mills), 2/15/2034	NR	476,348
375,000		Toledo-Lucas County, OH, Port Authority, Revenue Bonds (Series 2004C), 6.375% (Northwest Ohio Bond Fund), 11/15/2032	NR	390,803
		TOTAL		12,110,361
		Oklahoma--1.0%
4,585,000		Jackson County, OK, Hospital Authority, Hospital Revenue Refunding Bonds, 7.30% (Jackson County Memorial Hospital, OK)/(Original Issue Yield: 7.40%), 8/1/2015	BB/NR	4,705,998
		Oregon--1.5%
2,960,000	[1,2]	Multnomah County, OR, Hospital Facilities Authority, RITES (PA-1267A), 8.84301% (Providence Health System), 4/1/2012	NR	3,505,054
2,040,000	[1,2]	Multnomah County, OR, Hospital Facilities Authority, RITES (PA-1267B), 9.34301% (Providence Health System), 4/1/2012	NR	2,509,628
1,000,000		Yamhill County, OR, Hospital Authority, Revenue Bonds, 7.00% (Friendsview Retirement Community)/(Original Issue Yield: 7.125%), 12/1/2034	NR	1,002,370
		TOTAL		7,017,052
		Pennsylvania--8.9%
1,330,000		Allegheny County, PA, HDA, Health Care Facilities Revenue Bonds (Series 1998), 5.875% (Villa St. Joseph of Baden, Inc.)/(Original Issue Yield: 6.02%), 8/15/2018	NR	1,275,670
4,500,000		Allegheny County, PA, HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.70%), 11/15/2030	B/B1	5,212,350
620,000		Allegheny County, PA, HDA, Revenue Bonds, (Series A), 8.75% (Covenant at South Hills)/(Original Issue Yield: 8.80%), 2/1/2031	NR	402,349
2,000,000	[1,2]	Allegheny County, PA, IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	NR	1,895,640
1,120,000		Allegheny County, PA, IDA, Charter School Revenue Bonds (Series 2004A), 7.50% (Propel Schools)/(Original Issue Yield: 7.75%), 12/15/2029	NR	1,093,691
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$1,400,000		Allegheny County, PA, IDA, Lease Revenue Bonds (Series 2001), 6.60% (Residential Resources Inc. Project)/ (Original Issue Yield: 6.75%), 9/1/2031	NR	$1,473,136
1,000,000		Bucks County, PA, IDA, First Mortgage Health Care Facilities Revenue Bonds (Series 1999), 6.30% (Chandler Hall Health Services Obligated Group)/(Original Issue Yield: 6.40%), 5/1/2029	NR	1,010,640
1,500,000		Chartiers Valley, PA, Industrial & Commercial Development Authority, First Mortgage Revenue Refunding Bonds (Series 1999), 6.375% (Asbury Health Center)/(Original Issue Yield: 6.52%), 12/1/2024	NR	1,509,285
2,000,000		Commonwealth of Pennsylvania, UT GO Bonds (Second Series 2001), 5.00%, 9/15/2018	AA/Aa2	2,151,980
2,000,000		Cumberland County, PA, Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(Original Issue Yield: 7.50%), 1/1/2035	NR	2,088,640
1,000,000		Lancaster, PA, IDA, Revenue Bonds (Series 2000A), 7.625% (Garden Spot Village Project)/(Original Issue Yield: 7.84%), 5/1/2031	NR	1,051,060
1,000,000		Lawrence County, PA, IDA, Senior Health and Housing Facilities Revenue Bonds, 7.50% (Shenango Presbyterian SeniorCare Obligated Group)/(Original Issue Yield: 7.75%), 11/15/2031	NR	1,006,360
2,000,000		Montgomery County, PA, Higher Education & Health Authority Hospital, Revenue Bonds, 7.375% (Philadelphia Geriatric Center)/(Original Issue Yield: 7.50%), 12/1/2030	NR	2,112,200
1,000,000		Montgomery County, PA, IDA, Fixed Rate Mortgage Revenue Bonds (Series 2005), 6.25% (Whitemarsh Continuing Care Retirement Community)/(Original Issue Yield: 6.375%), 2/1/2035	NR	1,017,690
500,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 1997B), 6.125% (National Gypsum Co.), 11/1/2027	NR	524,445
1,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2003A), 6.75% (Reliant Energy, Inc.), 12/1/2036	NR/B1	1,069,970
2,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds, 6.25% (National Gypsum Co.), 11/1/2027	NR	2,114,880
1,500,000		Pennsylvania EDFA, Resource Recovery Revenue Bonds (Series A), 6.40% (Northampton Generating), 1/1/2009	BBB-/NR	1,517,190
960,000	[3]	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 1996), 7.15% (Thiel College)/ (U.S. Treasury PRF 5/15/2006 @ 102), 5/15/2015	NR	1,029,648
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$10,995,000		Philadelphia, PA, Gas Works, Revenue Bonds (Series A-1), 5.00% (FSA INS), 9/1/2033	AAA/Aaa	$11,343,432
1,500,000		Scranton, PA, UT GO Bonds (Series 2001C), 7.10% (U.S. Treasury PRF 9/1/2011 @ 100)/(Original Issue Yield: 7.35%), 9/1/2031	NR	1,801,710
		TOTAL		42,701,966
		Puerto Rico--0.5%
1,000,000	[1,2]	Puerto Rico Highway and Transportation Authority, RITES (Series PA 331A), 9.34301% (AMBAC INS), 1/1/2010	NR	1,289,450
1,000,000	[1,2]	Puerto Rico Highway and Transportation Authority, RITES (Series PA 331B), 9.34301% (AMBAC INS), 1/1/2011	NR	1,301,670
		TOTAL		2,591,120
		Rhode Island--0.2%
1,000,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 6.50% (Lifespan Obligated Group)/(Original Issue Yield: 6.70%), 8/15/2032	BBB+/Baa1	1,106,820
		South Carolina--1.4%
6,000,000		Connector 2000 Association, Inc., SC, Capital Appreciation Senior Revenue Bonds (Series 1998B) (Original Issue Yield: 5.80%), 1/1/2025	B-/NR	1,072,200
15,550,000		Connector 2000 Association, Inc., SC, Toll Road Capital Appreciation Revenue Bonds (Series 1998A) (Original Issue Yield: 5.85%), 1/1/2034	B-/NR	1,363,424
1,500,000		South Carolina Jobs-EDA, First Mortgage Health Facilities Revenue Refunding Bonds (Series 1998), 5.70% (The Lutheran Homes of South Carolina, Inc.)/(Original Issue Yield: 5.80%), 5/1/2026	NR	1,344,195
1,500,000		South Carolina Jobs-EDA, Hospital Facilities Improvement Revenue Bonds, (Series 2000A), 7.375% (Palmetto Health Alliance)/(U.S. Treasury PRF 12/15/2010 @ 102)/(Original Issue Yield: 7.55%), 12/15/2021	BBB/Baa2	1,838,490
1,000,000		Tobacco Settlement Revenue Management Authority, SC, Tobacco Settlement Asset-Backed Bonds (Series 2001B), 6.375% (Original Issue Yield: 6.532%), 5/15/2028	BBB/Baa3	1,021,290
		TOTAL		6,639,599
		South Dakota--0.4%
2,000,000		Minnehaha County, SD, Health Facilities, Revenue Bonds (Series 2002A), 7.00% (Bethany Lutheran Home)/(Original Issue Yield: 7.198%), 12/1/2035	NR	1,977,780
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Tennessee--3.0%
$3,000,000		Elizabethton, TN, Health & Educational Facilities Board, First Mortgage Hospital Revenue Refunding & Improvement Bonds (Series 2000B), 8.00% (Mountain States Health Alliance), 7/1/2033	NR/Baa2	$3,588,090
1,000,000		Johnson City, TN, Health & Education Facilities Board, Retirement Facility Revenue Bonds (Series 2004A), 6.25% (Appalachian Christian Village)/(Original Issue Yield: 6.43%), 2/15/2032	NR	998,670
1,000,000		Knox County, TN, Health Education & Housing Facilities Board, Revenue Bonds, 6.375% (Baptist Health System of East Tennessee)/(Original Issue Yield: 6.50%), 4/15/2022	NR/Baa3	1,026,670
2,100,000		Springfield, TN, Health & Educational Facilities Board, Hospital Revenue Bonds, 8.25% (NorthCrest Medical Center)/(U.S. Treasury PRF 4/1/2006 @ 102)/(Original Issue Yield: 8.50%), 4/1/2012	NR/#Aaa	2,223,921
5,000,000		Springfield, TN, Health & Educational Facilities Board, Hospital Revenue Bonds, 8.50% (NorthCrest Medical Center)/(U.S. Treasury PRF 4/1/2006 @ 102)/(Original Issue Yield: 8.875%), 4/1/2024	NR/#Aaa	5,419,650
1,000,000		Sullivan County, TN, Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System)/(Original Issue Yield: 6.45%), 9/1/2022	BBB+/NR	1,086,640
		TOTAL		14,343,641
		Texas--6.3%
2,000,000		ABIA Development Corp., TX, Airport Facilities Revenue Bonds (Series 1999), 7.25% (Aero Austin LP)/(Original Issue Yield: 7.50%), 1/1/2025	NR	1,994,920
800,000		Abilene, TX, Health Facilities Development Corp., Retirement Facilities Revenue Bonds (Series 2003A), 7.00% (Sears Methodist Retirement)/(Original Issue Yield: 7.25%), 11/15/2033	NR	843,688
1,000,000		Austin, TX, Convention Center Enterprises, Inc., First Tier Hotel Revenue Bonds (Series 2001A), 6.70% (Original Issue Yield: 6.75%), 1/1/2032	BBB-/Baa3	1,061,730
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 2003A), 6.75% TOBs (TXU Energy), Mandatory Tender 4/1/2013	BBB/Baa2	1,159,590
715,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 2003C), 6.75% (TXU Energy)/(Original Issue Yield: 6.77%), 10/1/2038	BBB/Baa2	781,524
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds, 7.70% (TXU Energy), 4/1/2033	BBB/Baa2	1,182,320
2,380,000		Brazos River Authority, TX, Refunding PCR Bonds (Series 2001C), 5.75% TOBs (TXU Energy), Mandatory Tender 11/1/2011	BBB/Baa2	2,567,211
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Texas--continued
$1,000,000		Brazos River Authority, TX, Revenue Refunding Bonds (Series 1999C), 7.75% (Centerpoint Energy Houston Electric), 12/1/2018	BBB-/Ba2	$1,107,590
2,000,000		Dallas-Fort Worth, TX, International Airport Facility Improvement Corp., Revenue Bonds, 7.625% (Delta Air Lines, Inc.)/(Original Issue Yield: 7.65%), 11/1/2021	CC/Ca	920,000
4,000,000		Decatur, TX, Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.125% (Wise Regional Health System), 9/1/2034	NR	4,307,760
1,500,000		El Paso, TX, HFDC, Senior Care Facilities Revenue Bonds, 7.75% (Bienvivir Senior Health Services), 8/15/2031	NR	1,624,080
500,000		Gulf Coast, TX, Waste Disposal Authority, Waste Disposal Revenue Bonds (Series 2001), 6.65% (Valero Energy Corp.), 4/1/2032	BBB/Baa3	543,795
1,000,000		Houston, TX, Airport System, Special Facilities Revenue Bonds (Series 2001), 7.00% (Continental Airlines, Inc.), 7/1/2029	B-/Caa2	869,510
1,000,000		Houston, TX, HFDC, Retirement Facilities Revenue Bonds (Series 2004A), 7.125% (Buckingham Senior Living Community)/(Original Issue Yield: 7.20%), 2/15/2034	NR	1,076,490
1,000,000		Mesquite, TX, Health Facilities Development Corp., Retirement Facility Revenue Bonds, 7.625% (Christian Care Centers, Inc.- Greenway Village)/(Original Issue Yield: 7.75%), 2/15/2028	BBB-/NR	1,050,930
2,000,000		North Central Texas HFDC, Retirement Facility Revenue Bonds (Series 1999), 7.50% (Northwest Senior Housing Corp. Edgemere Project)/(Original Issue Yield: 7.75%), 11/15/2029	NR	2,167,060
250,000		Port of Corpus Christi, TX, IDC, Revenue Refunding Bonds (Series C), 5.40% (Valero Energy Corp.), 4/1/2018	BBB/Baa3	258,345
1,000,000		Tarrant County, TX, HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/(Original Issue Yield: 5.89%), 8/15/2018	NR	985,990
1,000,000		Tarrant County, TX, HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/(Original Issue Yield: 5.97%), 8/15/2028	NR	909,640
2,000,000		Tarrant County, TX, Housing Finance Corp., MFH Revenue Bonds (Series 2002A), 6.25% (Quail Ridge Apartments Project), 4/1/2007	NR	1,986,480
2,000,000		Texas State Affordable Housing Corp., MFH Revenue Bonds (Junior Series 2002B), 8.00% (American Housing Foundation)/(Original Issue Yield: 8.365%), 3/1/2032	CCC/NR	1,478,820
1,485,000	[4]	Texas State Affordable Housing Corp., MFH Revenue Bonds (Series 2001B), 7.25% (NHT/GTEX Project), 10/1/2031	D/NR	326,923
1,000,000		Tom Green County, TX, HFDC, Hospital Revenue Bonds, 6.75% (Shannon Health System)/(Original Issue Yield: 6.85%), 5/15/2021	NR/Baa3	1,080,560
		TOTAL		30,284,956
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Virginia--2.7%
$675,000		Broad Street Community Development Authority, VA, Revenue Bonds, 7.10% (Original Issue Yield: 7.15%), 6/1/2016	NR	$689,432
1,000,000		Broad Street Community Development Authority, VA, Revenue Bonds, 7.50% (Original Issue Yield: 7.625%), 6/1/2033	NR	1,035,630
2,000,000		Henrico County, VA EDA, Residential Care Facility Revenue Refunding Bonds, 6.70% (Virginia United Methodist Homes, Inc.)/(Original Issue Yield: 6.80%), 6/1/2027	NR	2,096,240
1,500,000		Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/(Original Issue Yield: 7.625%), 12/1/2032	NR	1,579,230
7,500,000		Pocahontas Parkway Association, VA, Toll Road Capital Appreciation Revenue Bonds (Series B) (Original Issue Yield: 5.75%), 8/15/2017	BB/Ba2	3,615,825
16,000,000		Pocahontas Parkway Association, VA, Toll Road Revenue Bonds (Series 1998B) (Original Issue Yield: 5.90%), 8/15/2029	BB/Ba2	3,767,200
		TOTAL		12,783,557
		Washington--0.4%
1,000,000		Port of Seattle, WA, IDC, Special Facilities Revenue Bonds (Series 2001), 7.25% (Northwest Airlines, Inc.)/(Original Issue Yield: 7.50%), 4/1/2030	NR	946,010
1,000,000		Skagit County, WA, Public Hospital District No. 1, Refunding Revenue Bonds, 6.00% (Skagit Valley Hospital)/(Original Issue Yield: 6.25%), 12/1/2023	NR/Baa3	1,027,710
		TOTAL		1,973,720
		Wisconsin--2.8%
1,000,000		Racine, WI, Solid Waste Disposal, Revenue Bonds, 3.25% TOBs (Republic Services, Inc.), Mandatory Tender 4/1/2009	BBB+/NR	979,320
1,250,000		Wisconsin State HEFA, Revenue Bonds (Series 1998), 5.70% (United Lutheran Program For The Aging, Inc.)/(Original Issue Yield: 5.778%), 3/1/2028	NR	1,129,938
1,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2002A), 7.375% (Divine Savior Healthcare), 5/1/2026	NR	1,046,500
880,000		Wisconsin State HEFA, Revenue Bonds (Series 2002A), 7.50% (Divine Savior Healthcare), 5/1/2032	NR	924,572
1,400,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 6.125% (Eastcastle Place, Inc.)/(Original Issue Yield: 6.25%), 12/1/2034	NR	1,377,432
750,000		Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.25% (Southwest Health Center)/(Original Issue Yield: 6.32%), 4/1/2034	NR	742,800
1,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.75% (Beaver Dam Community Hospitals, Inc.)/(Original Issue Yield: 6.95%), 8/15/2034	NR	1,034,340
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Wisconsin--continued
$2,000,000		Wisconsin State HEFA, Revenue Bonds (Series B), 6.75% (Grant Regional Health Center, Inc.)/(Original Issue Yield: 6.90%), 10/1/2022	NR	$1,949,680
1,250,000		Wisconsin State HEFA, Revenue Bonds, 5.80% (Beaver Dam Community Hospitals, Inc.), 8/15/2028	NR	1,128,850
500,000		Wisconsin State HEFA, Revenue Bonds, 6.625% (Tomah Memorial Hospital, Inc.)/(Original Issue Yield: 6.875%), 7/1/2028	NR	512,935
1,630,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/(Original Issue Yield: 6.15%), 7/1/2030	A-/A3	1,715,722
1,000,000		Wisconsin State HEFA, Revenue Bonds, (Series 1998), 5.75% (Attic Angel Obligated Group)/(Original Issue Yield: 6.00%), 11/15/2027	NR	911,270
		TOTAL		13,453,359
		Wyoming--0.3%
1,500,000		Teton County, WY Hospital District, Hospital Revenue Bonds, 6.75% (St. John's Medical Center)/(Original Issue Yield: 7.00%), 12/1/2027	NR	1,523,190
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $437,916,821)		457,160,008
		SHORT-TERM MUNICIPALS--3.4%
		Alaska--0.5%
900,000		Valdez, AK, Marine Terminal (Series 2003B) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD)	A-1+/VMIG1	900,000
1,600,000		Valdez, AK, Marine Terminal (Series 2003C) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD)	A-1+/VMIG1	1,600,000
		TOTAL		2,500,000
		Mississippi--0.3%
1,500,000		Jackson County, MS, Port Facility Daily VRDNs (Chevron U.S.A., Inc.)/(ChevronTexaco Corp. GTD)	NR/P-1	1,500,000
		New York--0.6%
2,800,000		New York City, NY, IDA, Liberty Revenue Bonds (Series 2004 B) Daily VRDNs (One Bryant Park LLC)/(Bayerische Landesbank Girozentrale INV)/(Bank of America N.A. and Bank of New York LOCs)	A-1+/VMIG1	2,800,000
		North Carolina--0.5%
2,300,000		North Carolina Medical Care Commission (Series 2001A), Weekly VRDNs (Moses H. Cone Memorial)	A-1+/NR	2,300,000
Principal Amount			Credit Rating	Value
		SHORT-TERM MUNICIPALS--continued
		Pennsylvania--0.8%
$4,000,000		Philadelphia, PA, Hospitals & Higher Education Facilities Authority (Series 2005A) Daily VRDNs (Children's Hospital of Philadelphia)/(Fleet National Bank LIQ)	A-1+/VMIG1	$4,000,000
		Tennessee--0.5%
2,470,000		Sevier County, TN, Public Building Authority (Series IV-E-2) Daily VRDNs (Cocke County, TN)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	NR/VMIG1	2,470,000
		Texas--0.2%
700,000		Harris County, TX, HFDC, (Series 2002) Daily VRDNs (Methodist Hospital, Harris County, TX)	A-1+/NR	700,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $16,270,000)		16,270,000
		OTHER--0.8%
1,500,000	[1,2]	Charter Mac Equity Issuer Trust, Pfd., 7.60%, 11/30/2010	NR/Baa1	1,730,115
2,000,000	[1,2]	Muni Mae TE Bond Subsidiary LLC, Pfd., 7.75%, 6/30/2050	NR/Baa1	2,317,920
		TOTAL OTHER (IDENTIFIED COST $3,500,000)		4,048,035
		TOTAL MUNICIPAL INVESTMENTS--99.0% (IDENTIFIED COST $457,686,821) [5]		477,478,043
		OTHER ASSETS AND LIABILITIES - NET--1.0%		4,774,568
		TOTAL NET ASSETS--100%		$482,252,611

Securities that are subject to the federal alternative minimum tax (AMT) represent 15.7% of the Fund's portfolio as calculated based upon total portfolio market value.

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At February 28, 2005, these securities amounted to $93,378,753 which represents 19.4% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Directors. At February 28, 2005, these securities amounted to $91,114,536, which represents 18.9% of total net assets.

3 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.

4 On the last interest payment date, the Fund received only a portion of the accrued interest to which it is entitled.

5 The cost of investments for federal tax purposes amounts to $457,487,894.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FLOATs	--Puttable Floating Option Tax-Exempt Receipts
FSA	--Financial Security Assurance, Inc.
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDC	--Industrial Development Corporation
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOCs	--Letters of Credit
LT	--Limited Tax
MFH	--Multifamily Housing
PCR	--Pollution Control Revenue
PRF	--Prerefunded
RITES	--Residual Interest Tax-Exempt Securities Receipts
SFM	--Single Family Mortgage
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2005 (unaudited)

Assets:
Total investments in securities, at value (identified cost $457,686,821)		$477,478,043
Cash		69,572
Income receivable		8,107,173
Receivable for investments sold		235,000
Receivable for shares sold		4,012,991
Receivable for daily variation margin		168,750
TOTAL ASSETS		490,071,529
Liabilities:
Payable for investments purchased	$6,992,200
Payable for shares redeemed	634,703
Payable for distribution services fee (Note 5)	88,647
Payable for shareholder services fee (Note 5)	91,607
Payable for Directors'/Trustees' fees	1,743
Accrued expenses	10,018
TOTAL LIABILITIES		7,818,918
Net assets for 48,710,037 shares outstanding		$482,252,611
Net Assets Consist of:
Paid-in capital		$510,493,284
Net unrealized appreciation of investments and futures contracts		19,948,350
Accumulated net realized loss on investments, futures contracts and swap contracts		(48,736,649)
Undistributed net investment income		547,626
TOTAL NET ASSETS		$482,252,611
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($161,507,399 ÷ 16,310,661 shares outstanding), $0.001 par value, 500,000,000 shares authorized		$9.90
Offering price per share (100/95.50 of $9.90) [1]		$10.37
Redemption proceeds per share		$9.90
Class B Shares:
Net asset value per share ($119,708,521 ÷ 12,095,074 shares outstanding), $0.001 par value, 500,000,000 shares authorized		$9.90
Offering price per share		$9.90
Redemption proceeds per share (94.50/100 of $9.90) [1]		$9.36
Class C Shares:
Net asset value per share ($35,221,935 ÷ 3,558,707 shares outstanding), $0.001 par value, 500,000,000 shares authorized		$9.90
Offering price per share (100/99.00 of $9.90) [1]		$10.00
Redemption proceeds per share (99.00/100 of $9.90) [1]		$9.80
Class F Shares:
Net asset value per share ($165,814,756 ÷ 16,745,595 shares outstanding), $0.001 par value, 500,000,000 shares authorized		$9.90
Offering price per share (100/99.00 of $9.90) [1]		$10.00
Redemption proceeds per share (99.00/100 of $9.90) [1]		$9.80

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2005 (unaudited)

Investment Income:
Interest			$14,681,383
Expenses:
Investment adviser fee (Note 5)		$1,367,569
Administrative personnel and services fee (Note 5)		183,026
Custodian fees		10,942
Transfer and dividend disbursing agent fees and expenses		139,280
Directors'/Trustees' fees		6,838
Auditing fees		8,361
Legal fees		4,030
Portfolio accounting fees		76,087
Distribution services fee--Class B Shares (Note 5)		446,343
Distribution services fee--Class C Shares (Note 5)		109,516
Shareholder services fee--Class A Shares (Note 5)		182,794
Shareholder services fee--Class B Shares (Note 5)		148,781
Shareholder services fee--Class C Shares (Note 5)		36,505
Shareholder services fee--Class F Shares (Note 5)		201,741
Share registration costs		35,485
Printing and postage		18,815
Insurance premiums		4,817
Taxes		16,554
Miscellaneous		4,765
TOTAL EXPENSES		3,002,249
Waivers (Note 5):
Waiver of administrative personnel and services fee	$(9,345)
Waiver of shareholder services fee--Class F Shares	(203)
TOTAL WAIVERS		(9,548)
Net expenses			2,992,701
Net investment income			11,688,682
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(92,128)
Net realized gain on futures contracts			130,644
Net change in unrealized appreciation of investments			9,499,063
Net change in unrealized appreciation of futures contracts			114,599
Net realized and unrealized gain on investments and futures contracts			9,652,178
Change in net assets resulting from operations			$21,340,860

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2005	Year Ended 8/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,688,682	$23,940,920
Net realized gain (loss) on investments, futures contracts and swap contracts	38,516	(9,093,138)
Net change in unrealized appreciation/depreciation of investments and futures contracts	9,613,662	16,458,890
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	21,340,860	31,306,672
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(4,145,428)	(7,406,905)
Class B Shares	(2,948,551)	(6,353,710)
Class C Shares	(716,060)	(1,013,997)
Class F Shares	(4,604,271)	(9,586,790)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,414,310)	(24,361,402)
Share Transactions:
Proceeds from sale of shares	61,526,933	80,033,469
Net asset value of shares issued to shareholders in payment of distributions declared	7,285,255	14,045,160
Cost of shares redeemed	(38,236,600)	(81,624,180)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	30,575,588	12,454,449
Change in net assets	39,502,138	19,399,719
Net Assets:
Beginning of period	442,750,473	423,350,754
End of period (including undistributed net investment income of $547,626 and $1,273,254, respectively)	$482,252,611	$442,750,473

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2005 (unaudited)

1. ORGANIZATION

Federated Municipal High Yield Advantage Fund, Inc. (formerly Federated Municipal Opportunities Fund, Inc.) (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is non-diversified. The investment objective is to provide a high level of current income which is generally exempt from federal regular income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes. The Fund offers four classes of shares: Class A, Class B, Class C, and Class F Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Fund are on a forward-settling basis. For the six months ended February 28, 2005, the Fund had no realized gain (loss) on swap contracts.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

At February 28, 2005, the Fund had no open swap contracts.

Futures Contracts

The Fund periodically may sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the six months ended February 28, 2005, the Fund had realized gains on futures contracts of $130,644.

At February 28, 2005, the Fund had the following open futures contracts:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
June 2005	300 U.S. Treasury Note 10-Year Futures	Short	$157,128

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at February 28, 2005, is as follows:

Security	Acquisition Date	Acquisition Cost
Allegheny County, PA, IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	9/23/1999	$1,969,900
California State, Economic Recovery Revenue Bonds Trust Program (Series 929), 8.38% (California State Fiscal Recovery Fund), 7/1/2013	5/11/2004	3,448,950
California Statewide Communities Development Authority, MFH Revenue Bonds (Series 1999X), 6.65% (Magnolia City Lights Project), 7/1/2029	6/7/1999	1,315,000
California Statewide Communities Development Authority, Revenue Bonds, 6.625% (Tehiyah Day School), 11/1/2031	7/13/2001	1,000,000
Capital Trust Agency, FL, Revenue Bonds (Series 2001), 10.00% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	4/23/2002-10/7/2002	6,060,232
Security	Acquisition Date	Acquisition Cost
Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	5/9/2003	$1,000,000
Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series 2004A), 7.00% (Las Ventanas Retirement Community)/(Original Issue Yield: 7.125%), 11/15/2034	12/23/2004	1,279,850
Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series 2004B), 6.75% (Las Ventanas Retirement Community)/(Original Issue Yield: 6.875%), 11/15/2023	12/9/2004	986,780
Florida State Department of Environmental Protection, RITES (PA-967), 8.8737% (FSA INS), 7/1/2013	2/6/2002	5,901,643
Illinois Finance Authority, RITES (Series PA-1286), 10.01478% (SwedishAmerican Hospital)/(AMBAC INS), 11/15/2023	1/14/2005	5,196,391
Kansas City, MO, IDA, MFH Revenue Bonds, 6.90% (Woodbridge Apartments Project), 8/1/2030	7/27/1999	2,445,000
Lorain County, OH, RITES (PA-894R-A), 9.60836% (Catholic Healthcare Partners), 10/1/2012	8/29/2001	2,912,600
Lorain County, OH, RITES (PA-894R-B), 9.60836% (Catholic Healthcare Partners), 10/1/2013	8/29/2001	2,869,100
Louisiana Public Facilities Authority Hospital Revenue, Revenue Bonds, 8.625% (Lake Charles Memorial Hospital)/(Original Issue Yield: 8.75%), 12/1/2030	8/30/2000	1,953,424
Massachusetts Water Resources Authority, RITES (PA-999-R-A), 9.36239%, 8/1/2014	3/25/2002	1,466,533
Massachusetts Water Resources Authority, RITES (PA 999-R-B), 9.36239%, 8/1/2015	3/25/2002	554,150
Massachusetts Water Resources Authority, RITES (Series 999-R-C), 9.36239%, 8/1/2019	3/25/2002	1,817,351
Massachusetts Water Resources Authority, RITES (Series 999-R-D), 9.36239%, 8/1/2020	3/25/2002	1,900,268
Metropolitan Transportation Authority, NY, RITES (PA-1042R), 9.35836% (MBIA Insurance Corp. INS), 1/1/2010	6/25/2002	5,627,600
Miami Beach, FL, Health Facilities Authority, Refunding Revenue Bonds, 6.75% (Mt. Sinai Medical Center, FL)/(Original Issue Yield: 7.05%), 11/15/2029	4/26/2004	675,248
Multnomah County, OR, Hospital Facilities Authority, RITES (PA-1267A), 8.84301% (Providence Health System), 4/1/2012	7/27/2004	3,290,898
Multnomah County, OR, Hospital Facilities Authority, RITES (PA-1267B), 9.34301% (Providence Health System), 4/1/2012	7/27/2004	2,329,292
New Jersey EDA, RITES (PA-1203), 8.86603% (FGIC INS), 6/15/2011	9/17/2003	5,114,211
New York City, NY, RITES (PA-1075), 11.65747%, 6/1/2018	10/16/2002	3,447,304
Security	Acquisition Date	Acquisition Cost
Port of Greater Cincinnati, OH, Development Authority, Special Assessment Revenue Bonds, 6.40% (Cincinnati Mills), 2/15/2034	2/11/2004	$ 450,000
Puerto Rico Highway and Transportation Authority, RITES (Series PA 331A), 9.34301% (AMBAC INS), 1/1/2010	3/3/1998	1,163,520
Puerto Rico Highway and Transportation Authority, RITES (Series PA 331B), 9.34301% (AMBAC INS), 1/1/2011	3/3/1998	1,158,780
Sandoval County, NM, Revenue Bonds, 7.75% (Santa Ana Pueblo Project), 7/1/2015	6/29/2004	1,000,000
Tobacco Settlement Financing Corp., NY, RITES (PA-1230), 9.04537% (New York State), 6/1/2016	12/2/2003	6,024,900

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 2/28/2005		Year Ended 8/31/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,118,744	$30,603,882	3,647,879	$35,444,755
Shares issued to shareholders in payment of distributions declared	308,998	3,016,916	556,209	5,377,893
Shares redeemed	(1,203,320)	(11,795,165)	(2,415,498)	(23,377,043)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,224,422	$21,825,633	1,788,590	$17,445,605

	Six Months Ended 2/28/2005		Year Ended 8/31/2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	923,082	$9,060,001	1,938,395	$18,820,868
Shares issued to shareholders in payment of distributions declared	155,733	1,519,786	334,869	3,237,939
Shares redeemed	(1,366,972)	(13,411,602)	(2,958,378)	(28,612,171)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(288,157)	$(2,831,815)	(685,114)	$(6,553,364)

	Six Months Ended 2/28/2005		Year Ended 8/31/2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,077,028	$10,577,420	1,712,878	$16,695,062
Shares issued to shareholders in payment of distributions declared	47,529	464,186	67,904	656,448
Shares redeemed	(207,668)	(2,033,836)	(614,379)	(5,906,976)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	916,889	$9,007,770	1,166,403	$11,444,534

	Six Months Ended 2/28/2005		Year Ended 8/31/2004
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	1,150,452	$11,285,630	938,640	$9,072,784
Shares issued to shareholders in payment of distributions declared	234,039	2,284,367	493,600	4,772,880
Shares redeemed	(1,121,952)	(10,995,997)	(2,446,617)	(23,727,990)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	262,539	$2,574,000	(1,014,377)	$(9,882,326)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,115,693	$30,575,588	1,255,502	$12,454,449

4. FEDERAL TAX INFORMATION

At February 28, 2005, the cost of investments for federal tax purposes was $457,487,894. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts was $19,990,149. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,042,054 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,051,905.

At August 31, 2004, the Fund had a capital loss carryforward of $41,579,140 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$24,259,223
2009	$ 4,968,940
2010	$ 3,907,651
2011	$ 5,101,855
2012	$ 3,341,471

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended February 28, 2005, FSC retained $60,778 of fees paid by the Fund. For the six months ended February 28, 2005, Class A and Class F Shares did not incur a distribution services fee.

Sales Charges

For the six months ended February 28, 2005, FSC retained $81,371 in sales charges from the sale of Class A Shares. FSC also retained $13,497 of contingent deferred sales charges relating to redemptions of Class A Shares, $6,746 relating to redemptions of Class C Shares and $823 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, and Class F Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended February 28, 2005, FSSC retained $835 of fees paid by the Fund.

Interfund Transactions

During the six months ended February 28, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $129,730,000 and $87,160,000, respectively.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT RISK

The Fund has 45.5% of its portfolio invested in lower-rated and comparible quality unrated, high-yield securities. Investments in higher yield securities may be subject to a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher-rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high-yielding securities because such securities are generally unsecured and often subordinated to other creditors of the issuer.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended February 28, 2005, were as follows:

Purchases	$65,457,208
Sales	$46,713,219

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com , select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Municipal High Yield Advantage Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313910200
Cusip 313910309
Cusip 313910408
Cusip 313910101

8040407 (4/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal quarter that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Municipal High Yield Advantage Fund, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        April 19, 2005

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        April 19, 2005

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        April 19, 2005